UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Master Fund, Ltd.

Address:  c/o Goldman Sachs (CAYMAN) Trust, Limited
          Harbour Centre, 2nd Floor
          North Church Street, P.O. Box 896
          George Town, Grand Cayman KY1-1103
          Cayman Islands

13F File Number: 028-12803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ken Brodkowitz
Title:  Director
Phone:  (212) 329-0765


Signature, Place and Date of Signing:

/s/ Ken Brodkowitz               New York, NY                 May 13, 2010
------------------           ----------------------        -------------------
   [Signature]                     [City, State]                 [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

    Form 13F File Number                 Name

     028-12797                           Newland Capital Management, LLC








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